Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Natural Resources Trust
Entity Central Index Key	0000766555
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000005586 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Natural Resources Trust
Class Name	Institutional Shares
Trading Symbol	MAGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Natural Resources Trust (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$45	0.89%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	1.32%	11.18%	11.65%	3.60%
MSCI All Country World Index	10.87	32.79	11.08	9.06
S&P Global Natural Resources Net Index	(3.05)	7.61	8.39	4.89

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 172,827,349
Holdings Count | Holding	43
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$172,827,349
Number of Portfolio Holdings	43
Portfolio Turnover Rate	30%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Industry Allocation
Industry(a)	Percent of Net Assets
Oil, Gas & Consumable Fuels	33.5%
Metals & Mining	33.5%
Containers & Packaging	13.6%
Chemicals	8.6%
Construction Materials	1.7%
Energy Equipment & Services	1.1%
Paper & Forest Products	1.0%
Food Products	1.0%
Short-Term Securities	5.4%
Other Assets Less Liabilities	0.6%
Ten largest holdings
Security(b)	Percent of Net Assets
Shell PLC	8.1%
Exxon Mobil Corp.	7.1%
TotalEnergies SE	4.5%
Wheaton Precious Metals Corp.	3.9%
Smurfit WestRock PLC	3.9%
Packaging Corp. of America	3.8%
Nutrien Ltd.	3.7%
Rio Tinto PLC	3.6%
Norsk Hydro ASA	3.5%
Glencore PLC	3.5%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Shell PLC	8.1%
Exxon Mobil Corp.	7.1%
TotalEnergies SE	4.5%
Wheaton Precious Metals Corp.	3.9%
Smurfit WestRock PLC	3.9%
Packaging Corp. of America	3.8%
Nutrien Ltd.	3.7%
Rio Tinto PLC	3.6%
Norsk Hydro ASA	3.5%
Glencore PLC	3.5%
(b)Excludes short-term securities.
C000005583 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Natural Resources Trust
Class Name	Investor A Shares
Trading Symbol	MDGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Natural Resources Trust (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$58	1.14%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	1.19%	10.90%	11.34%	3.31%
Investor A Shares (with sales charge)	(4.13)	5.08	10.14	2.76
MSCI All Country World Index	10.87	32.79	11.08	9.06
S&P Global Natural Resources Net Index	(3.05)	7.61	8.39	4.89

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 172,827,349
Holdings Count | Holding	43
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$172,827,349
Number of Portfolio Holdings	43
Portfolio Turnover Rate	30%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Industry Allocation
Industry(a)	Percent of Net Assets
Oil, Gas & Consumable Fuels	33.5%
Metals & Mining	33.5%
Containers & Packaging	13.6%
Chemicals	8.6%
Construction Materials	1.7%
Energy Equipment & Services	1.1%
Paper & Forest Products	1.0%
Food Products	1.0%
Short-Term Securities	5.4%
Other Assets Less Liabilities	0.6%
Ten largest holdings
Security(b)	Percent of Net Assets
Shell PLC	8.1%
Exxon Mobil Corp.	7.1%
TotalEnergies SE	4.5%
Wheaton Precious Metals Corp.	3.9%
Smurfit WestRock PLC	3.9%
Packaging Corp. of America	3.8%
Nutrien Ltd.	3.7%
Rio Tinto PLC	3.6%
Norsk Hydro ASA	3.5%
Glencore PLC	3.5%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Shell PLC	8.1%
Exxon Mobil Corp.	7.1%
TotalEnergies SE	4.5%
Wheaton Precious Metals Corp.	3.9%
Smurfit WestRock PLC	3.9%
Packaging Corp. of America	3.8%
Nutrien Ltd.	3.7%
Rio Tinto PLC	3.6%
Norsk Hydro ASA	3.5%
Glencore PLC	3.5%
(b)Excludes short-term securities.
C000005585 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Natural Resources Trust
Class Name	Investor C Shares
Trading Symbol	MCGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Natural Resources Trust (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$94	1.86%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.86%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	0.82%	10.19%	10.50%	2.67%
Investor C Shares (with sales charge)	(0.18)	9.19	10.50	2.67
MSCI All Country World Index	10.87	32.79	11.08	9.06
S&P Global Natural Resources Net Index	(3.05)	7.61	8.39	4.89

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 172,827,349
Holdings Count | Holding	43
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$172,827,349
Number of Portfolio Holdings	43
Portfolio Turnover Rate	30%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Industry Allocation
Industry(a)	Percent of Net Assets
Oil, Gas & Consumable Fuels	33.5%
Metals & Mining	33.5%
Containers & Packaging	13.6%
Chemicals	8.6%
Construction Materials	1.7%
Energy Equipment & Services	1.1%
Paper & Forest Products	1.0%
Food Products	1.0%
Short-Term Securities	5.4%
Other Assets Less Liabilities	0.6%
Ten largest holdings
Security(b)	Percent of Net Assets
Shell PLC	8.1%
Exxon Mobil Corp.	7.1%
TotalEnergies SE	4.5%
Wheaton Precious Metals Corp.	3.9%
Smurfit WestRock PLC	3.9%
Packaging Corp. of America	3.8%
Nutrien Ltd.	3.7%
Rio Tinto PLC	3.6%
Norsk Hydro ASA	3.5%
Glencore PLC	3.5%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Shell PLC	8.1%
Exxon Mobil Corp.	7.1%
TotalEnergies SE	4.5%
Wheaton Precious Metals Corp.	3.9%
Smurfit WestRock PLC	3.9%
Packaging Corp. of America	3.8%
Nutrien Ltd.	3.7%
Rio Tinto PLC	3.6%
Norsk Hydro ASA	3.5%
Glencore PLC	3.5%
(b)Excludes short-term securities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.